Share-based compensation - Fair value inputs (Details) - $ / shares	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Share-Based Payment Arrangements [Abstract]
Weighted average stock price valuation (in cad per share)	$ 54.26	$ 51.01
Weighted average exercise price (in cad per share)	$ 54.26	$ 51.01
Risk free interest rate (as a percent)	2.03%	1.13%
Expected life in years	6.25	6.25
Expected dividend yield (as a percent)	0.00%	0.00%
Volatility (as a percent)	61.00%	60.00%
Weighted average fair value of options issued (in cad per share)	$ 31.67	$ 28.63